Share-Based Compensation - Schedule of Weighted Average Remaining Life of Options Outstanding within Stated Exercise Prices (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	867,682
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 55.92
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	5 years 1 month 6 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	562,752
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 55.92
Exercise Price Range Per Share From 34.33 to 51.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	182,416
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 49.24
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	4 years 3 months 18 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	118,312
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 48.53
Exercise Price Range Per Share, Minimum	$ 34.33
Exercise Price Range Per Share, Maximum	$ 51.69
Exercise Price Range Per Share From 51.70 to 52.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	111,197
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 52.33
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	7 years 1 month
Exercise Price Range Per Share, Options Exercisable, Number of Options	43,156
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 52.33
Exercise Price Range Per Share, Minimum	$ 51.70
Exercise Price Range Per Share, Maximum	$ 52.35
Exercise Price Range Per Share From 52.36 to 54.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	146,995
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 53.43
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	6 years 6 months
Exercise Price Range Per Share, Options Exercisable, Number of Options	90,146
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 54.10
Exercise Price Range Per Share, Minimum	$ 52.36
Exercise Price Range Per Share, Maximum	$ 54.68
Exercise Price Range Per Share From 54.69 to 57.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	142,360
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 56.52
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	3 years 8 months 12 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	120,873
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 56.68
Exercise Price Range Per Share, Minimum	$ 54.69
Exercise Price Range Per Share, Maximum	$ 57.60
Exercise Price Range Per Share From 57.61 to 59.83 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	105,666
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 58.38
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	1 year 6 months
Exercise Price Range Per Share, Options Exercisable, Number of Options	105,666
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 58.38
Exercise Price Range Per Share, Minimum	$ 57.61
Exercise Price Range Per Share, Maximum	$ 59.83
Exercise Price Range Per Share From 59.84 to 111.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	179,048
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 65.06
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	6 years 8 months 12 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	84,599
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 65.89
Exercise Price Range Per Share, Minimum	$ 59.84
Exercise Price Range Per Share, Maximum	$ 111.71